Schedule of deferred tax assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets:
Net operating loss carryforward	$ 6,670,000	$ 3,225,628
Total deferred tax assets	1,400,000	677,382
Valuation allowance	(1,400,000)	(677,382)
Deferred tax asset, net of valuation allowance